Goodwill and other intangibles	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Goodwill and other intangibles	Goodwill and other intangibles
Accounting policies
Goodwill represents the excess purchase price paid for a business acquisition over the fair value of the net assets acquired. Goodwill is tested annually for impairment at December 31, or more frequently if an indicator of impairment is identified.
The customer relationship intangible assets relate to the Norbord and Angelina Forest Products acquisitions and are amortized straight-line over 3 to 10 years.
Other intangibles are recorded at historical cost less accumulated amortization and impairment losses. Other intangibles include software which is amortized over periods of up to five years and non‑replaceable finite term timber rights which are amortized as the related timber volumes are logged.
Goodwill is allocated to CGUs or groups of CGUs that are expected to benefit from the synergies of the business combination from which it arose. The allocation is based on the lowest level at which goodwill is monitored internally.
Recoverability of goodwill is assessed by comparing the carrying value of the CGU or group of CGUs associated with the goodwill balance to its estimated recoverable amount, which is the higher of its estimated fair value less costs of disposal and its value in use.
An impairment loss is recorded if the carrying value exceeds the estimated recoverable amount. Goodwill impairment losses cannot be reversed.
Supporting information

	Goodwill	Customer Relationship Intangible	Other	Total
As at December 31, 2021	$1,975	$426	$39	$2,440
Amortization[1]	—	(54)	(11)	(65)
Foreign exchange	(11)	(3)	(1)	(15)
Finalization of purchase price allocation on Angelina acquisition	(20)	21	—	1
Other	—	—	(3)	(3)
As at December 31, 2022	$1,944	$390	$24	$2,358

As at December 31, 2022
Cost	$1,944	$486	$74	$2,504
Accumulated amortization	—	(96)	(50)	(146)
Net	$1,944	$390	$24	$2,358

As at December 31, 2022	$1,944	$390	$24	$2,358
Additions	—	—	3	3
Amortization[1]	—	(53)	(9)	(62)
Foreign exchange	5	2	—	6
Transfers	—	—	4	4
Other	—	—	(2)	(2)
As at December 31, 2023	$1,949	$339	$20	$2,307

As at December 31, 2023
Cost	$1,949	$489	$80	$2,518
Accumulated amortization	—	(150)	(60)	(211)
Net	$1,949	$339	$20	$2,307
1.Amortization of $62 million (2022 - $65 million) relates to selling, general and administration expense.
Goodwill
For the purposes of impairment testing, goodwill has been allocated to the following CGU groups:

	December 31,	December 31,
As at	2023	2022
Canadian lumber	$171	$171
US lumber	409	409
North America EWP	1,280	1,280
Europe EWP	89	84
Total	$1,949	$1,944
The recoverable amounts of the above CGU groups as at December 31, 2023 were determined based on their fair value less costs of disposal using discounted cash flow models. Cash flow forecasts were based on internal estimates for 2024 and 2025 and estimated mid-cycle earnings for subsequent years. Key assumptions include production volume, product pricing, raw material input cost, production cost, terminal multiple, and discount rate. Key assumptions were determined using external sources and historical data from internal sources. Specifically, product pricing has been estimated by reference to average historical prices as well as third-party analyst projections of long-term product pricing. The post-tax discount rate used was 10.2%.
As it relates to the North America EWP and Europe EWP CGU groups, a prolonged downturn in product pricing with an extended recovery could cause their carrying amounts to exceed their recoverable amounts. For North America EWP, an OSB pricing assumption of $289 to $320 per Msf 7/16” was used in determining the recoverable amount and a decrease of 4% in the pricing assumption, assuming all other variables remain constant, could cause the carrying amount to exceed the recoverable amount. For Europe EWP, a decrease of 1% in the pricing assumptions used, assuming all other variables remain constant, could cause the carrying amount to exceed the recoverable amount.
The estimated recoverable amounts of all CGU groups exceeded their respective carrying amounts and as such, no impairment losses were recognized for the year ended December 31, 2023 (2022 - nil).